Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases $ in Thousands	Mar. 31, 2022 USD ($)
Operating Lease [Member]
Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases [Line Items]
Remainder of 2022	$ 2,901
2023	3,830
2024	3,258
2025	931
2026	474
Thereafter	1,739
Total	13,133
Less: imputed interest	(1,541)
Present value of lease liabilities	11,592
Less: current portion	(3,519)
Lease liabilities, net of current portion	8,073
Financing Lease [Member]
Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases [Line Items]
Remainder of 2022	828
2023	189
2024	122
2025	12
2026
Thereafter
Total	1,151
Less: imputed interest	(77)
Present value of lease liabilities	1,074
Less: current portion	(822)
Lease liabilities, net of current portion	$ 252